Basis of preparation and statement of compliance	6 Months Ended
Jun. 30, 2026
Basis of preparation and statement of compliance
Basis of preparation and statement of compliance

Note 2.    Basis of preparation and statement of compliance

2.1Statement of compliance

These unaudited interim condensed consolidated financial statements were prepared in compliance with International Accounting Standard IAS 34 — Interim Financial Reporting, which provides for the presentation of selected explanatory notes. The accompanying notes do not contain all the disclosures required for annual financial statements and should therefore be read in conjunction with the Company’s financial statements prepared in accordance with IFRS® Accounting Standards, as of and for the year ended December 31, 2025.

These unaudited interim condensed consolidated financial statements as of June 30, 2026, were approved by the Board of Directors of the Company on September 25, 2026.

IFRS® Accounting Standards basis adopted

The accounting policies applied by the Company in the preparation of the unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026, are identical to those used in the annual financial statements prepared in accordance with IFRS® Accounting Standards as of and for the year ended December 31, 2025 with the exception of specific provisions for the preparation of unaudited interim condensed consolidated financial statements.

Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2026

The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2026, in the European Union primarily concern:

●	Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
●	Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity – as of January 1, 2026
●	Annual Improvements to IFRS Accounting Standards, as of January 1, 2026 – Amendments to:
o	IFRS 1 First-time Adoption of International Financial Reporting Standards;
o	IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
o	IFRS 9 Financial Instruments;
o	IFRS 10 Consolidated Financial Statements; and
o	IAS 7 Statement of Cash flows

Those amendments had no material impact on the Company’s unaudited interim condensed consolidated financial statements for the six-month period ended June 30, 2026.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory

The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:

●	Amendments to IAS 21 – The Effects of Changes in Foreign Exchange Rates – as of January 1, 2027
●	Amendments to IAS 28 – Fair Value Measurement for Investments in Associates and Joints Ventures – as of January 1, 2027
●	New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027
●	New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures – as of January 1, 2027
●	New standard - IFRS 20 Regulatory Assets and Regulatory Liabilities – as of January 1, 2029

The Company is continuing to assess the potential impacts of adopting IFRS 18. At this stage, it does not expect the application of this new standard to have a significant impact on its financial statements.

The Company is currently assessing the applicability and impact of the other new standards, interpretations and amendments.

2.2Scope and method of consolidation

●	Accounting policy

In accordance with IFRS 10 Consolidated Financial Statements, an entity (subsidiary) is consolidated when it is controlled by the company (the parent).

Subsidiaries are all entities over which the Company has control. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and could affect those returns through its power to direct the activities of the entity. Subsidiaries are consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date the control ceases.

All intercompany transactions, balances, and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries are consistent with the policies adopted by the parent.

●	Consolidated entities

As of June 30, 2026, the scope of consolidation consists of two entities, the parent, Inventiva S.A. and its 100% owned subsidiary, Inventiva Inc., for which no non-controlling interest is recognized.

		Percent of
	Date of	Ownership
	incorporation	Interest	Accounting Method
INVENTIVA Inc.	01/05/2021	100%	Fully Consolidated

●	Interests in associates and joint ventures

The Company owns 13.68% of the ownership and voting rights of Hepalys, which is incorporated and has its principal place of business in Japan. In accordance with IAS 28 Investments in Associates and Joint Ventures, Hepalys is an associate of the Company and is accounted for using the equity method (see Note 4.4 – Investments accounted for using the equity method).

2.3Foreign currency translation

●	Functional and presentation currency

The Company’s consolidated financial statements are presented in euros, which is also the functional currency of the parent company, Inventiva S.A. The functional currency of Inventiva Inc. is the U.S. dollar. All amounts presented in these notes to the consolidated financial statements are denominated in euros unless otherwise stated.

●	Translation of financial statements into presentation currency

The results and financial position of foreign operations that have a functional currency different from the presentation currency are translated into euros, the presentation currency, as follows:

●	Assets and liabilities for each balance sheet presented are translated at the closing rate on the date of that balance sheet,
●	Income and expenses for each statement of (income) loss and statement of comprehensive (income) loss are translated at average exchange rates (which is an approximate value of the exchange rate on the transaction date in the absence of significant fluctuations. Income and expenses are translated at the transaction dates if the exchange rates fluctuate significantly), and
●	All resulting exchange differences are recognized in other comprehensive income.

Exchange rate (USD per EUR)	June 30, 2025	December 31, 2025	June 30, 2026
Average exchange rate for the period	1.0927	1.1300	1.1667
Exchange rate at the end of period	1.1720	1.1750	1.1394